Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities
Net loss for the year	$ (11,125)	$ (10,210)	$ (10,107)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	16	22	21
Share based compensation	2,140	557	1,537
Revaluation of liability with respect to warrants		(46)	(2,191)
Financing expenses, net	(46)	323	473
Changes in assets and liabilities:
Decrease in operating right of use asset	84	78	74
Decrease in operating lease liability	(73)	(69)	(69)
Decrease (increase) in other current assets	424	(753)	19
Increase (decrease) in trade payables	(361)	(299)	961
Increase in other payables	1,270	262	928
Net cash used in operating activities	(7,671)	(10,135)	(8,354)
Cash flows from investing activities
Purchase of property and equipment	(8)	(3)	(29)
Redemption of (investment in) short-term deposits			3,500
Redemption of (investment in) restricted deposit, net		4	(3)
Net cash provided by (used in) investing activities	(8)	1	3,468
Cash flows from financing activities
Exercise of warrants and options	22		5
Issuance of shares, warrants and pre-funded warrants	4,531	11,304	4,334
Issuance costs	(121)	(391)	(364)
Net cash provided by financing activities	4,432	10,913	3,975
Effects of exchange rate changes on cash and cash equivalents	35	(41)	8
Increase (decrease) in cash and cash equivalents	(3,212)	738	(903)
Cash and cash equivalents as of the beginning of the year	3,378	2,640	3,543
Cash and cash equivalents as of the end of the year	166	3,378	2,640
Non-cash investing and financing activities:
Reclassification of warrants into equity		1,366
Bonus accrual reclassification to equity (See Note 13)		1,434
Conversion of liability into shares	410
Recognition of right of use assets	170
Supplemental disclosure of cash flow information:
Interest received	$ 13	$ 2	$ 179